Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
4.	Related Party Transactions

Manager

All vessels owned by the Company receive management services from the Manager, pursuant to ship management agreements between each of the ship-owning companies and the Manager.

In June 2011, each of the ship-owning subsidiaries entered into an amended and restated management agreement and the Company entered into a services agreement with the Manager pursuant to which the monthly technical management fee increased from $16.5 to $18.975 and the monthly services fee increased from $118.5 to $136.275, respectively, effective June 1, 2011. In addition, in connection with the relocation of the Company’s offices in June 2011, the Company entered into an agreement with the Manager pursuant to which the Company agreed to pay the Manager 65% of the rental due for the office space, commencing June 2011, and 65% of the apportioned common expenses and maintenance expenses.

In addition, based on the amended services agreement the Company reimbursed the Manager with the lump sum of $144 (equivalent of Euro 100) for the expenses incurred in relation to the relocation of the Manager’s offices and early termination cost for previous lease agreement. This compensation is included in “General and Administrative Expenses” in the accompanying consolidated statement of operations.

Each of the Company’s ship-owning subsidiaries pays, as per its management agreement with the Manager, monthly technical management fee of $18.975 (on the basis that the $/Euro exchange rate is 1.30 or lower; if on the first business day of each month the $/Euro exchange rate exceeds 1.30 then the management fee payable will be increased for the month in question, so that the amount payable in $ will be the equivalent in Euro based on 1.30 $/Euro exchange rate) plus a fee of $0.4 per day for superintendant attendance and other direct expenses.

The Company also pays the Manager a fee equal to 1.25% of the gross freight or hire from the employment of FreeSeas’ vessels. The Manager has subcontracted the charter and post charter management of the Company’s vessels and pays the 1.25% of the gross freight or hire from the employment of the vessels to Safbulk Pty Ltd (“Safbulk”), an entity affiliated with one of the Company’s shareholders. Such sub-management agreement was terminated in March 2012 and the Manager has commenced the provision of the commercial management of the Company’s fleet. In addition, the Company pays a 1% commission on the gross purchase price of any new vessel acquired or the gross sale price of any vessel sold by the Company with the assistance of the Manager. During the year ended December 31, 2012, there were no vessel disposals. During the year ended December 31, 2011, the Company paid the Manager $261 relating to the sale of the M/V Free Envoy and M/V Free Lady (Note 5). In addition, the Company has incurred commission expenses relating to its commercial agreement with the Manager amounting to $174, $371 and $728 for the years ended December 31, 2012, 2011 and 2010 respectively, included in “Commissions” in the accompanying consolidated statements of operations.

The Company also pays, as per its services agreement with the Manager, a monthly fee of $136.275, (on the basis that the $/Euro exchange rate is 1.35 or lower; if on the last business day of each month the $/Euro exchange rate exceeds 1.35 then the service fee payable will be adjusted for the following month in question, so that the amount payable in dollars will be the equivalent in Euro based on 1.35 $/Euro exchange rate) as compensation for services related to accounting, financial reporting and general administrative and management services plus expenses. The Manager is entitled to a termination fee if the agreement is terminated upon a “change of control” as defined in its services agreement with the Manager. The termination fee as of December 31, 2012 would be approximately $89,020. In connection with the shares to be issued to the Manager in payment of unpaid management and services fees, described below, the Manager has waived its right to terminate the services agreement and receive such termination fee.

On April 23, 2012, the Company’s Board of Directors approved the issuance of 166,069 shares of the Company's common stock to the Manager in payment of the $926 in unpaid fees due to the Manager for the first quarter of 2012 under the management and services agreements with the Company. The number of shares issued to the Manager was based on the closing prices of the Company's common stock on the first day of each month during the quarter, which are the dates the management and services fees were due and payable. The Board also approved the issuance of an aggregate of 19,964 shares of the Company's common stock to the non-executive members of its Board of Directors in payment of $31 per person in unpaid Board fees for the last three quarters of 2011. The aggregate number of shares issued to the directors was based on the closing prices of the Company's common stock on the last day of each of the last three quarters of 2011, which are the dates that the Board fees were due and payable. All of the foregoing shares will be restricted shares under applicable U.S. securities laws.

On October 3, 2012, the Company’s Board of Directors approved the issuance of 219,650 shares of the Company's common stock to the Manager in payment of the $807 in unpaid fees due to the Manager for the third quarter of 2012 under the management and services agreements with the Company. The number of shares issued to the Manager was based on the closing prices of the Company’s common stock on the first day of each month during the quarter, which are the dates the management and services fees were due and payable. The Board also approved the issuance of an aggregate of 32,679 shares of the Company’s common stock to the non-executive members of its Board of Directors in payment of $152 in unpaid Board fees for the first, second and third quarter of 2012. The aggregate number of shares issued to the directors was based on the closing prices of the Company's common stock on the last day of each of the three quarters of 2012, which are the dates that the Board fees were due and payable. All of the foregoing shares will be restricted shares under applicable U.S. securities laws.

On January 18, 2013, the Company’s’ Board of Directors approved the issuance of an additional 641,639 shares of the Company’s common stock to the Manager in payment of $809 in unpaid fees due to the Manager for November and December 2012 and January 2013 under the management and services agreements with the Company. The number of shares to be issued to the Manager was based on the closing prices of the Company's common stock on the first day of each month, which are the dates the management and services fees were due and payable. The Board also approved the issuance of an aggregate of 53,020 shares of the Company’s common stock to its non-executive directors in payment of $48 in unpaid Board fees for the fourth quarter of 2012. The aggregate number of shares to be issued to the directors was based on the closing price of the Company’s common stock on the last day of the fourth quarter of 2012, which is the date that the Board fees were due and payable. All of the foregoing shares will be restricted shares under applicable U.S. securities laws (Note 17).

Fees and expenses charged by the Manager are included in the accompanying consolidated financial statements in “Management and other fees to a related party,” “General and administrative expenses,” “Operating expenses,” “Gain on sale of vessel”, “Vessel impairment loss”, “Advances for vessels under construction” and “Write-off of advances for vessels under construction”. The total amounts charged for the year ended December 31, 2012, 2011 and 2010 amounted to $4,560 ($2,404 of management fees, $1,985 of services fees, $134 of superintendent fees and $37 for other expenses), $4,451 ($1,900 of management fees, $1,609 of services fees, $146 of superintendent fees, $144 for compensation of relocation expenses, $179 for other expenses and $473 for management fees and supervision expenses for vessels under construction), and $3,826 ($1,978 of management fees, $1,439 of services fees, $178 of superintendent fees, $117 for other expenses and $114 for management fees and supervision expenses for vessels under construction), respectively.

The “Management and other fees to a related party” and the “General and administrative expenses” for the year ended December 31, 2012 include the net amount of $1,037 recognized as stock-based compensation expense (the amount of $1,442 recognized as stock-based compensation expense netted by the amount of $405 recognized as gain) for the issuance of the aggregate 385,719 shares of the Company's common stock to the Manager and the issuance of the aggregate 52,643 shares of the Company’s common stock to the non-executive members of its Board of Directors. As well, the above mentioned stock-based compensation expense includes the compensation recognized for the approved issuance (on January 18, 2013) of 355,890 additional common shares to the Manager in payment of $538 in unpaid fees due to the Manager for November and December 2012 and in payment of $48 in unpaid Board fees for the fourth quarter of 2012 (Note 17).

On December 31, 2009, the Company’s Board of Directors awarded 25,500 restricted shares, as adjusted to reflect the reverse stock split effective February 14, 2013, to its non-executive directors, executive officers and certain of Manager’s employees. Of the remaining 12,000 unvested restricted shares, 7,000 vested on December 31, 2012 and 5,000 will vest on December 31, 2013 pursuant to the Company’s equity incentive plan (Note 14).The cost of these shares is amortized over their vesting period and is included in “General and administrative expenses” in the accompanying consolidated statements of operations.

The balance due from the Manager as of December 31, 2012 and 2011 was $346 and $563, respectively. The amount paid to the Manager for office space during the year ended December 31, 2012, 2011 and 2010 was $143, $178 and $204, respectively and is included in “General and administrative expenses” in the accompanying consolidated statements of operations.

First Business Bank (FBB)

The Company received from FBB, in which the Company’s Chairman, Chief Executive Officer and President owns a minority interest, a loan of $27,750 (Note 10) in December 2009, to refinance its then existing loan balance of $21,750 with FBB and to receive additional liquidity of up to $6,000 with a first priority mortgage over the M/V Free Impala and the M/V Free Neptune. The outstanding balance of the loan as of December 31, 2012 was $23,237. Interest charged under the loan facility for the year ended December 31, 2012, 2011 and 2010 amounts to $1,115, $812 and $893, respectively, and is included in “Interest and finance costs” in the accompanying consolidated statements of operations.

On December 23, 2011 the Company agreed by letter with FBB to defer the repayment installment of $837.5 and the interest payment of $197 both due on December 16, 2011 until the next repayment date March 16, 2012. In addition, the bank granted a waiver to the security value covenant and the financial covenants and their testing has been waived until March 16, 2012. On March 23, 2012, the Company received a notice from FBB according to which failure to (i) pay the $1,675 repayment installment due in March 2012 (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default. On April 12, 2012, the Company received notice from FBB according to which along with the previously mentioned events, failure to make periodic monthly installments into the retention account since September 2011 and violation of loan to value covenant constitute events of default and notifies the Company that if remedy of all of the above is not made up to April 20, 2012, FBB will take whatever action is open to them. The Company has not either paid the installment of $837.5 which was due on June 18, 2012 or the accrued interest. On July 11, August 22, November 28 and December 19, 2012, the Company received notices from FBB, according to which failure to (i) pay the $4,188 repayment installment due in December 2012, (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default. The Company is in discussions to permanently amend the amortization schedule and reach an agreement on the unpaid principal and interest.

Other Related Parties

The Company, through the Manager uses from time to time a ship-brokering firm associated with family members of the Company’s Chairman, Chief Executive Officer and President for certain of the charters of the Company’s fleet. During the years ended December 31, 2012, 2011 and 2010, such ship-brokering firm charged the Company commissions of $43, $56 and $175, respectively, which are included in “Commissions” in the accompanying consolidated statements of operations. The balance due to the ship-brokering firm as of December 31, 2012 and 2011 was $94 and $84, respectively.